Leases - Schedule of Future Minimum Payments of Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025 remaining	$ 574	$ 2,245
2026	447	407
2027	12	0
2028	0	0
2029	0	0
Thereafter	0	0
Total lease payments	1,033	2,652
Less: imputed interest	(5)	(40)
Present value of lease liabilities	$ 1,028	$ 2,612	$ 4,641